Short-term deposits	12 Months Ended
Dec. 31, 2013
Short-term deposits
Short-term deposits

6. Short-term deposits

        Short-term deposits represent time deposits placed with banks with original maturities of less than one year. Short-term deposits balance as of December 31, 2012 and 2013 were all denominated in RMB.